SHARE-BASED PAYMENT (Summary of Share Option Activity and Related Information) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 19, 2014	Apr. 08, 2011	Dec. 31, 2015	Dec. 31, 2014
Number of option
Exercised			(5,274,480)	(22,742,660)
Employees and Directors [Member]
Number of option
Outstanding, January 1, 2015			43,139,120
Granted		13,864,000	200,000
Forfeited			(6,000)
Exercised			(5,274,480)
Outstanding, December 31, 2015			38,058,640	43,139,120
Vested and expected to vest at December 31, 2015			37,675,960
Exercisable at December 31, 2015			9,109,351
Weighted average exercise price
Outstanding, January 1, 2015			$ 2.64
Granted	$ 3.232	$ 0.40	2.55
Forfeited			0.20
Exercised			0.30
Outstanding, December 31, 2015			0.90	$ 2.64
Vested and expected to vest at December 31, 2015			0.91
Exercisable at December 31, 2015			0.57
Weighted average grant date fair value per share
Outstanding, January 1, 2015			1.19
Granted			1.07	1.35
Forfeited			0.38
Exercised			0.34
Outstanding, December 31, 2015			1.24	$ 1.19
Vested and expected to vest at December 31, 2015			1.53
Exercisable at December 31, 2015			$ 1.02
Weighted average remaining contractual year
Outstanding			3 years 3 months 29 days	4 years 4 months 24 days
Vested and expected to vest at December 31, 2015			3 years 3 months 22 days
Exercisable at December 31, 2015			4 years 14 days
Aggregated intrinsic value
Outstanding, December 31, 2015			$ 42,285
Vested and expected to vest at December 31, 2015			41,593
Exercisable at December 31, 2015			$ 13,103